Financial Information by Segment - Schedule of Segment Reconciliation (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Segment Reporting Information [Line Items]
Revenues from external customers	$ 384,714	$ 406,699
Adjusted EBITDA	64,567	75,992
Corporate Charges	(5,636)	(5,720)
Depreciation and amortization of intangible assets and property, plant and equipment	(24,095)	(24,790)
Equity in earnings of affiliated companies, net of tax	(137)	(149)
Income from operations	34,699	45,333
Interest and other financial expense, net	(6,443)	(8,382)
Income tax expense	(9,439)	(10,346)
Net income	18,954	26,754
Operating segments | Rubber
Segment Reporting Information [Line Items]
Revenues from external customers	253,128	265,028
Adjusted EBITDA	35,165	35,656
Depreciation and amortization of intangible assets and property, plant and equipment	(13,765)	(14,904)
Equity in earnings of affiliated companies, net of tax	(137)	(149)
Income from operations	21,263	20,603
Operating segments | Specialty
Segment Reporting Information [Line Items]
Revenues from external customers	131,586	141,671
Adjusted EBITDA	29,402	40,336
Depreciation and amortization of intangible assets and property, plant and equipment	(10,330)	(9,886)
Equity in earnings of affiliated companies, net of tax		0
Income from operations	19,072	30,450
Corporate and other
Segment Reporting Information [Line Items]
Revenues from external customers	0	0
Adjusted EBITDA	0	0
Corporate Charges	(5,636)	(5,720)
Equity in earnings of affiliated companies, net of tax		0
Income from operations	(5,636)	(5,720)
Interest and other financial expense, net	$ (6,443)	$ (8,382)